Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

Note 13

Segment Information

Seaboard Corporation had six reportable segments through December 31, 2013: Pork, Commodity Trading and Milling, Marine, Sugar, Power and Turkey, each offering a specific product or service. Seaboard’s reporting segments are based on information used by Seaboard’s Chief Executive Officer in his capacity as chief operating decision maker to determine allocation of resources and assess performance. Each of the six main segments is separately managed, and each was started or acquired independent of the other segments. The Pork segment produces and sells fresh and frozen pork products to further processors, foodservice operators, grocery stores, distributors and retail outlets throughout the United States, and to Japan, Mexico and numerous other foreign markets. This segment also produces biodiesel primarily from pork fat for sale to third parties. The Commodity Trading and Milling segment is an integrated agricultural commodity trading and processing and logistics operation that internationally markets wheat, corn, soybean meal and other agricultural commodities in bulk to third party customers and to non-consolidated affiliates. This segment also operates flour, maize and feed mills, baking operations, and poultry production and processing in numerous foreign countries. The Marine segment, based in Miami, Florida, provides cargo shipping services between the United States, the Caribbean Basin and Central and South America. The Sugar segment produces and processes sugar and alcohol in Argentina, primarily to be marketed locally. The Power segment is an unregulated independent power producer in the Dominican Republic operating two floating power generating facilities. The Turkey segment, accounted for using the equity method, produces and sells branded and non-branded turkeys and other turkey products. Total assets for the Turkey segment represents Seaboard’s investment in and notes receivable from this affiliate. Revenues for the All Other segment are primarily derived from a jalapeño pepper processing operation.

Substantially all of its hourly employees at its Guymon processing plant are covered by a collective bargaining agreement. Also, the Tax Act signed into law in January 2013 as discussed in Note 7, renews and extends the Federal blender’s credits that Seaboard is entitled to receive for biodiesel it blends which had previously expired on December 31, 2011 and renewed retroactively to January 1, 2012 with an expiration of December 31, 2013.  As a result, in the first quarter of 2013 the Pork segment recognized a one-time credit of approximately $11,260,000 as revenues related to this Federal blender’s tax incentive for gallons produced and sold in fiscal 2012.

In 2011, Seaboard performed an impairment evaluation of its ham boning and processing plant in Mexico and determined there was an impairment loss based on management’s current cash flow assumptions and probabilities of outcomes. This analysis resulted in a $5,600,000 impairment charge recorded in cost of sales on the Consolidated Statements of Comprehensive Income in 2011 to write down the recorded value of these assets to the estimated fair value.  As this plant was not wholly-owned by Seaboard in 2011, this impairment charge was partially offset by a reduction (loss attributable) to noncontrolling interest of $1,830,000.  Accordingly, the total impact on net earnings attributable to Seaboard, net of taxes, was $2,300,000.  The remaining net book value of these assets as of December 31, 2013 was $3,519,000.

In the first quarter of 2011, the Commodity Trading and Milling (CT&M) segment recognized $101,080,000 in net sales related to previously deferred costs and deferred revenues under contracts for which the final sale prices were not fixed and determinable until 2011.  In 2011, the CT&M segment incurred certain grain inventory write-downs of $15,374,000 (with no tax benefit recognized), or $12.65 per common share, for various customer contract performance issues.

In the fourth quarter of 2011, the CT&M segment recognized a $5,080,000 gain (Seaboard’s proportionate share) in income from affiliates as a result of its non-consolidated affiliate in Haiti’s final insurance settlement related to the 2010 earthquake. The insurance settlement related to property damages and business interruption. The rebuilt mill was completed in December 2011.

The CT&M segment derives a significant portion of its operating income from sales to a non-consolidated affiliate in Africa and also historically derived a significant portion of its income from affiliates from this same affiliate.

As discussed in Note 4, effective January 1, 2012, Seaboard began consolidation accounting and discontinued the equity method of accounting for its investment in PSI.  In December 2011, the CT&M segment made an $8,493,000 advance capital lease payment to begin operations in 2012 of a flour mill in Ghana.  The initial lease term is for 33 years with an option to renew for additional years.  This lease was accounted for as a capital lease.

On April 8, 2011, Seaboard closed the sale of its two floating power generating facilities in the Dominican Republic (DR), for $73,102,000 (net of $3,000,000 placed in escrow for potential dry dock costs).  In the second quarter of 2011, the previously escrowed balance of $55,000,000, less $3,000,000 to remain in escrow for potential dry dock costs, plus $2,796,000 of escrow earnings and $3,306,000 for various inventory items related to one of the facilities, was paid to Seaboard.  Seaboard received $1,500,000 of the $3,000,000 in escrow in the third quarter of 2011.  The $1,500,000 was recognized as a gain on sale of assets in operating income in the third quarter of 2011.  The net book value of the two power generating facilities and certain inventory items was $21,679,000 at the sale close date.  Seaboard recognized a gain on sale of assets of $51,423,000 in operating income in the second quarter of 2011.  In late March 2011, the purchaser entered into discussions with Seaboard to lease one of the facilities to Seaboard for a short period of time.  On April 20, 2011, Seaboard signed a short-term lease agreement that allowed Seaboard to resume operations of one of the facilities (72 megawatts).  Seaboard and the purchaser also agreed to defer the sale to the purchaser of the inventory related to the leased facility until the end of the lease term.  Seaboard continues to operate this facility under a short-term lease agreement that may be canceled by either party. As of December 31, 2013, $1,500,000 of the original sale price for this power generating facility remained in escrow for potential dry dock costs. Seaboard retained all other physical properties of this business and constructed a new 106 megawatt floating power generating facility for use in the DR, which began commercial operations in March 2012.

The Turkey segment accounted for using the equity method, had operating income in 2013, 2012 and 2011 of $4,892,000, $65,694,000 and $55,120,000, respectively.  On December 31, 2011, Butterball closed its Longmont, Colorado processing plant, resulting in an impairment of fixed assets charge and accrued severance charges.  Seaboard’s proportionate share of these charges was $(3,005,000) recognized in income from affiliates in 2011.  In 2013, Butterball incurred additional charges for impairment of fixed assets related to the planned sale of its Longmont plant of which Seaboard’s proportionate share of these charges represented $(3,662,000) recognized in loss from affiliates.

The following tables set forth specific financial information about each segment as reviewed by management, except for the Turkey segment information previously disclosed in Note 4 to the Consolidated Financial Statements. Operating income for segment reporting is prepared on the same basis as that used for consolidated operating income. Operating income, along with income from affiliates for the Commodity Trading and Milling and Turkey segment, is used as the measure of evaluating segment performance because management does not consider interest and income tax expense on a segment basis.

Sales to External Customers:

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Pork	$1,713,077	$1,638,404	$1,744,630
Commodity Trading and Milling	3,501,498	3,023,531	2,689,786
Marine	913,776	969,575	928,548
Sugar	245,541	288,315	259,786
Power	283,796	255,390	111,391
All Other	12,726	13,918	12,761
Segment/Consolidated Totals	$6,670,414	$6,189,133	$5,746,902

Operating Income (Loss):

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Pork	$147,695	$122,556	$259,271
Commodity Trading and Milling	38,339	71,852	43,225
Marine	(25,783)	26,111	(3,904)
Sugar	24,453	60,180	65,101
Power	42,939	55,042	60,845
All Other	745	607	(1,191)
Segment Totals	228,388	336,348	423,347
Corporate	(23,524)	(26,687)	(16,143)
Consolidated Totals	$204,864	$309,661	$407,204

Income (Loss) from Affiliates:

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Commodity Trading and Milling	$(639)	$10,467	$13,450
Sugar	614	88	440
Turkey	(10,267)	20,152	12,731
Segment/Consolidated Totals	$(10,292)	$30,707	$26,621

Depreciation and Amortization:

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Pork	$43,306	$43,014	$43,866
Commodity Trading and Milling	5,553	6,330	5,567
Marine	25,136	23,490	22,675
Sugar	10,726	11,222	8,289
Power	7,395	5,467	192
All Other	363	366	403
Segment Totals	92,479	89,889	80,992
Corporate	598	327	231
Consolidated Totals	$93,077	$90,216	$81,223

Total Assets:

	December 31,
(Thousands of dollars)	2013	2012

Pork	$773,641	$740,245
Commodity Trading and Milling	1,056,930	992,507
Marine	271,012	281,215
Sugar	226,245	254,445
Power	267,431	235,377
Turkey	342,083	423,825
All Other	6,428	5,288
Segment Totals	2,943,770	2,932,902
Corporate	474,278	414,879
Consolidated Totals	$3,418,048	$3,347,781

Investments in and Advances to Affiliates:

	December 31,
(Thousands of dollars)	2013	2012

Commodity Trading and Milling	$197,036	$186,873
Sugar	2,768	2,775
Turkey	207,096	220,894
Segment/Consolidated Totals	$406,900	$410,542

Capital Expenditures:

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Pork	$79,637	$52,333	$39,890
Commodity Trading and Milling	24,213	22,817	5,192
Marine	22,817	35,365	31,210
Sugar	17,117	22,066	22,626
Power	4,207	25,022	84,041
All Other	247	112	60
Segment Totals	148,238	157,715	183,019
Corporate	1,414	1,040	729
Consolidated Totals	$149,652	$158,755	$183,748

Administrative services provided by the corporate office allocated to the individual segments represent corporate services rendered to and costs incurred for each specific segment, with no allocation to individual segments of general corporate management oversight costs. Corporate assets include short-term investments, other current assets related to deferred compensation plans, fixed assets, deferred tax amounts and other miscellaneous items. Corporate operating losses represent certain operating costs not specifically allocated to individual segments and includes all costs related to Seaboard’s deferred compensation programs (which are offset by the effect of the mark-to-market investments recorded in Other Investment Income, Net).

Geographic Information

Seaboard had sales in South Africa totaling $561,236,000, $563,088,000 and $622,354,000 for the years ended December 31, 2013, 2012 and 2011, respectively, representing approximately 8%, 9% and 11% of total sales for each respective year. No other individual foreign country accounted for 10% or more of sales to external customers.

The following table provides a geographic summary of net sales based on the location of product delivery:

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Caribbean, Central and South America	$ 2,571,970	$2,566,056	$2,225,829
Africa	1,578,341	1,471,574	1,489,409
United States	1,389,784	1,303,533	1,328,116
Canada/Mexico	393,502	351,505	407,593
Pacific Basin and Far East	383,105	334,215	238,116
Eastern Mediterranean	186,127	74,509	49,472
Europe	167,585	87,741	8,367
Totals	$ 6,670,414	$6,189,133	$5,746,902

The following table provides a geographic summary of Seaboard’s long-lived assets according to their physical location and primary port for the vessels:

	December 31,
(Thousands of dollars)	2013	2012

United States	$555,882	$530,169
Dominican Republic	140,536	140,195
Argentina	90,367	108,492
All other	83,015	66,371
Totals	$869,800	$845,227

At December 31, 2013 and 2012, Seaboard had approximately $340,748,000 and $296,990,000, respectively, of foreign receivables, excluding receivables due from affiliates, which generally represent more of a collection risk than the domestic receivables.  Management believes its allowance for doubtful accounts is adequate and reduces receivables recorded to their expected net realizable value.